Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 58.6%
Aerospace & Defense - 1.3%
General Electric Co.	25,440	$ 7,652,861
Howmet Aerospace, Inc.	20,205	3,964,827
		11,617,688
Banks - 1.8%
JPMorgan Chase & Co.	35,446	11,180,732
PNC Financial Services Group, Inc.	20,939	4,207,273
		15,388,005
Beverages - 0.4%
Monster Beverage Corp. (A)	55,976	3,767,745
Biotechnology - 1.5%
AbbVie, Inc.	25,387	5,878,106
Amgen, Inc.	12,611	3,558,824
Vertex Pharmaceuticals, Inc. (A)	9,460	3,704,915
		13,141,845
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	114,595	25,161,624
Building Products - 0.6%
Trane Technologies PLC	11,822	4,988,411
Capital Markets - 3.2%
Charles Schwab Corp.	32,409	3,094,087
CME Group, Inc.	17,116	4,624,572
Goldman Sachs Group, Inc.	7,927	6,312,667
Intercontinental Exchange, Inc.	29,291	4,934,948
Moody's Corp.	4,703	2,240,885
Morgan Stanley	42,332	6,729,095
		27,936,254
Chemicals - 0.3%
Corteva, Inc.	34,926	2,362,045
Communications Equipment - 0.4%
Motorola Solutions, Inc.	6,861	3,137,467
Consumer Finance - 1.5%
American Express Co.	38,563	12,809,086
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	4,258	3,941,333
Electrical Equipment - 0.7%
Eaton Corp. PLC	15,300	5,726,025
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	56,136	6,946,830
Entertainment - 1.9%
Netflix, Inc. (A)	6,896	8,267,752
Walt Disney Co.	71,980	8,241,710
		16,509,462
Financial Services - 2.1%
Mastercard, Inc., Class A	32,534	18,505,664
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 1.1%
Uber Technologies, Inc. (A)	65,871	$ 6,453,382
Union Pacific Corp.	14,007	3,310,834
		9,764,216
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	38,879	5,207,453
Intuitive Surgical, Inc. (A)	9,037	4,041,617
Stryker Corp.	11,622	4,296,305
		13,545,375
Health Care Providers & Services - 0.4%
HCA Healthcare, Inc.	8,800	3,750,560
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	1,501	8,104,304
Hilton Worldwide Holdings, Inc.	16,517	4,285,170
Royal Caribbean Cruises Ltd.	18,353	5,938,664
		18,328,138
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	12,791	2,506,013
Insurance - 1.4%
Marsh & McLennan Cos., Inc.	15,725	3,169,059
Progressive Corp.	38,440	9,492,758
		12,661,817
Interactive Media & Services - 5.2%
Alphabet, Inc., Class C	112,686	27,444,675
Meta Platforms, Inc., Class A	24,270	17,823,403
		45,268,078
IT Services - 0.3%
Accenture PLC, Class A	11,545	2,846,997
Life Sciences Tools & Services - 1.1%
Danaher Corp.	23,596	4,678,143
Thermo Fisher Scientific, Inc.	10,869	5,271,682
		9,949,825
Machinery - 0.3%
Deere & Co.	5,737	2,623,301
Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp.	36,875	5,726,319
Pharmaceuticals - 2.1%
Eli Lilly & Co.	12,877	9,825,151
Johnson & Johnson	31,700	5,877,814
Zoetis, Inc.	20,093	2,940,008
		18,642,973
Professional Services - 0.3%
Automatic Data Processing, Inc.	9,352	2,744,812
Semiconductors & Semiconductor Equipment - 9.7%
Broadcom, Inc.	58,460	19,286,539
KLA Corp.	6,688	7,213,677
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	51,346	$ 6,875,229
NVIDIA Corp.	277,673	51,808,228
		85,183,673
Software - 7.5%
Adobe, Inc. (A)	6,894	2,431,859
Cadence Design Systems, Inc. (A)	11,828	4,154,703
Intuit, Inc.	7,217	4,928,561
Microsoft Corp.	84,796	43,920,088
Oracle Corp.	19,801	5,568,833
ServiceNow, Inc. (A)	5,020	4,619,806
		65,623,850
Specialty Retail - 1.2%
Home Depot, Inc.	16,308	6,607,839
TJX Cos., Inc.	23,980	3,466,069
		10,073,908
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	90,879	23,140,520
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	61,152	4,264,129
Tobacco - 0.4%
Philip Morris International, Inc.	23,504	3,812,349
Total Common Stocks (Cost $295,325,174)		512,396,337

	Principal	Value
CORPORATE DEBT SECURITIES - 11.8%
Aerospace & Defense - 0.2%
Embraer Netherlands Finance BV
5.40%, 01/09/2038 (B)	$ 891,000	887,106
TransDigm, Inc.
6.25%, 01/31/2034 (C)(D)	108,000	111,069
6.75%, 01/31/2034 (C)	371,000	383,599
		1,381,774
Automobile Components - 0.0% *
Qnity Electronics, Inc.
5.75%, 08/15/2032 (C)	361,000	363,753
Automobiles - 0.1%
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	474,000	506,647
General Motors Co.
6.25%, 04/15/2035	420,000	441,720
		948,367
Banks - 2.1%
Bank of America Corp.
Fixed until 02/12/2035, 5.74% (E), 02/12/2036	2,959,000	3,074,308
Fixed until 09/15/2033, 5.87% (E), 09/15/2034	799,000	856,133
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 09/11/2030, 4.50% (E), 09/11/2031	$ 346,000	$ 346,187
Fixed until 09/11/2035, 5.17% (E), 09/11/2036	298,000	301,024
Fixed until 02/13/2034, 5.83% (E), 02/13/2035	2,098,000	2,175,944
Goldman Sachs Group, Inc.
Fixed until 01/28/2035, 5.54% (E), 01/28/2036	830,000	866,391
JPMorgan Chase & Co.
Fixed until 01/24/2035, 5.50% (E), 01/24/2036	761,000	796,165
Morgan Stanley
Fixed until 01/21/2032, 2.94% (E), 01/21/2033	676,000	614,588
Fixed until 07/19/2034, 5.32% (E), 07/19/2035	968,000	998,829
Fixed until 07/21/2033, 5.42% (E), 07/21/2034	774,000	806,432
National Australia Bank Ltd.
2.99%, 05/21/2031 (C)	1,103,000	1,006,070
PNC Financial Services Group, Inc.
Fixed until 01/29/2030, 5.22% (E), 01/29/2031	281,000	290,335
Fixed until 07/23/2034, 5.40% (E), 07/23/2035	910,000	941,977
Fixed until 01/29/2035, 5.58% (E), 01/29/2036	395,000	412,144
Fixed until 10/20/2033, 6.88% (E), 10/20/2034	950,000	1,076,305
Societe Generale SA
Fixed until 04/13/2032, 6.10% (E), 04/13/2033 (C)	1,300,000	1,370,055
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (E), 11/03/2036	857,000	738,821
Fixed until 02/12/2030, 5.05% (E), 02/12/2031	783,000	803,070
Fixed until 02/12/2035, 5.42% (E), 02/12/2036	862,000	892,552
		18,367,330
Biotechnology - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	549,411
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	608,000	629,793
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	645,176
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	112,805
7.95%, 06/13/2028	371,000	397,377
		1,155,358
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
Berry Global, Inc.
5.65%, 01/15/2034	$ 224,000	$ 233,395
5.80%, 06/15/2031	1,309,000	1,383,996
		1,617,391
Diversified REITs - 0.3%
American Tower Trust #1
5.49%, 03/15/2053 (C)	1,406,000	1,431,439
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	74,335
5.63%, 09/15/2034	1,220,000	1,234,791
		2,740,565
Electric Utilities - 0.8%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	938,717
Duke Energy Corp.
5.45%, 06/15/2034 (D)	1,332,000	1,385,477
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (C)	642,000	568,695
Exelon Corp.
5.45%, 03/15/2034	679,000	704,733
National Grid PLC
5.81%, 06/12/2033	672,000	716,388
NRG Energy, Inc.
4.73%, 10/15/2030 (B)(C)	760,000	759,759
5.41%, 10/15/2035 (B)(C)	519,000	520,765
5.75%, 01/15/2034 (B)(C)	409,000	408,583
6.00%, 01/15/2036 (B)(C)	767,000	767,110
Xcel Energy, Inc.
5.60%, 04/15/2035	438,000	454,047
		7,224,274
Financial Services - 1.6%
American Express Co.
Fixed until 07/20/2032, 4.92% (E), 07/20/2033	865,000	880,058
Blue Owl Finance LLC
6.25%, 04/18/2034	960,000	1,006,775
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (E), 02/01/2030	214,000	222,178
Fixed until 07/26/2034, 5.88% (E), 07/26/2035	944,000	990,046
Fixed until 01/30/2035, 6.18% (E), 01/30/2036	688,000	713,700
Fixed until 06/08/2028, 6.31% (E), 06/08/2029	388,000	407,017
Fixed until 10/30/2030, 7.62% (E), 10/30/2031	726,000	821,101
Fixed until 11/02/2033, 7.96% (E), 11/02/2034	1,157,000	1,367,957
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (C)	384,000	394,122
6.20%, 06/18/2035 (C)	250,000	262,619
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (C)	1,326,000	1,343,979
7.13%, 04/30/2031 (C)	528,000	553,815
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
LPL Holdings, Inc.
5.15%, 06/15/2030	$ 490,000	$ 498,725
5.75%, 06/15/2035	608,000	623,468
6.00%, 05/20/2034 (D)	787,000	822,318
Nasdaq, Inc.
5.55%, 02/15/2034	1,295,000	1,359,737
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	374,000	383,844
6.38%, 08/01/2033 (C)	1,565,000	1,615,258
		14,266,717
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031	1,292,000	1,347,300
5.60%, 03/23/2034	1,703,000	1,773,043
		3,120,343
Health Care Providers & Services - 0.6%
Elevance Health, Inc.
5.20%, 02/15/2035	499,000	508,572
HCA, Inc.
3.63%, 03/15/2032	450,000	422,168
5.60%, 04/01/2034	690,000	716,278
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (C)	510,000	461,086
5.20%, 06/15/2029 (C)	575,000	590,699
5.45%, 06/15/2034 (C)	1,297,000	1,332,019
Humana, Inc.
5.88%, 03/01/2033	220,000	231,463
5.95%, 03/15/2034	544,000	572,158
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	147,159
		4,981,602
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.75%, 08/01/2032 (C)	670,000	681,844
Flutter Treasury DAC
5.88%, 06/04/2031 (C)	389,000	394,843
NCL Corp. Ltd.
5.88%, 01/15/2031 (C)	1,355,000	1,354,949
6.25%, 09/15/2033 (C)	840,000	844,348
		3,275,984
Insurance - 0.5%
Aon North America, Inc.
5.45%, 03/01/2034	1,584,000	1,650,060
Arthur J Gallagher & Co.
5.00%, 02/15/2032	124,000	126,514
5.15%, 02/15/2035	309,000	312,653
6.50%, 02/15/2034	427,000	473,452
Athene Global Funding
2.65%, 10/04/2031 (C)	712,000	634,123
Brown & Brown, Inc.
4.90%, 06/23/2030	206,000	208,768
4.95%, 03/17/2052	845,000	744,237
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Brown & Brown, Inc. (continued)
5.25%, 06/23/2032	$ 91,000	$ 93,304
5.55%, 06/23/2035	96,000	98,751
		4,341,862
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.38%, 12/01/2031	721,000	745,857
5.50%, 12/01/2034	831,000	857,797
		1,603,654
IT Services - 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033 - 04/15/2035 (D)	2,174,000	2,273,534
CACI International, Inc.
6.38%, 06/15/2033 (C)	319,000	329,065
		2,602,599
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034	1,852,000	1,979,042
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc.
5.65%, 04/15/2034	888,000	915,386
Civitas Resources, Inc.
8.63%, 11/01/2030 (C)	204,000	211,276
8.75%, 07/01/2031 (C)	378,000	387,265
9.63%, 06/15/2033 (C)	732,000	773,144
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (C)	510,000	544,189
6.50%, 08/15/2043 (C)	103,000	109,854
6.54%, 11/15/2053 (C)	532,000	570,656
DT Midstream, Inc.
4.13%, 06/15/2029 (C)	959,000	935,662
4.30%, 04/15/2032 (C)	288,000	275,459
4.38%, 06/15/2031 (C)	1,628,000	1,573,355
Hess Midstream Operations LP
5.13%, 06/15/2028 (C)	460,000	459,480
Occidental Petroleum Corp.
5.20%, 08/01/2029	371,000	376,453
5.38%, 01/01/2032	852,000	866,469
6.13%, 01/01/2031	534,000	562,497
6.63%, 09/01/2030	296,000	317,141
8.88%, 07/15/2030	420,000	485,242
Sunoco LP
5.63%, 03/15/2031 (C)	286,000	283,890
5.88%, 03/15/2034 (C)	485,000	480,801
7.00%, 05/01/2029 (C)	908,000	940,149
7.25%, 05/01/2032 (C)	512,000	537,334
Viper Energy Partners LLC
4.90%, 08/01/2030	231,000	232,722
5.70%, 08/01/2035	614,000	624,266
		12,462,690
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.8%
CVS Health Corp.
4.78%, 03/25/2038	$ 1,214,000	$ 1,137,806
5.00%, 09/15/2032	299,000	302,659
5.25%, 02/21/2033	109,000	111,523
5.45%, 09/15/2035	531,000	540,347
5.70%, 06/01/2034	561,000	585,429
6.20%, 09/15/2055	308,000	317,003
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (C)	653,000	626,153
7.88%, 05/15/2034 (C)	869,000	805,043
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	311,000	325,642
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	1,136,000	1,183,128
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	896,000	922,798
		6,857,531
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
5.95%, 08/15/2034	1,245,000	1,327,962
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
4.80%, 02/15/2036	1,221,000	1,217,275
4.90%, 07/15/2032 - 02/15/2038	1,344,000	1,350,121
5.20%, 07/15/2035	1,100,000	1,133,661
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	741,000	771,949
Intel Corp.
2.45%, 11/15/2029	244,000	226,584
Marvell Technology, Inc.
4.75%, 07/15/2030	272,000	275,543
5.45%, 07/15/2035	710,000	731,963
		5,707,096
Software - 0.6%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	540,000	539,128
Constellation Software, Inc.
5.46%, 02/16/2034 (C)	744,000	760,043
MSCI, Inc.
3.63%, 09/01/2030 (C)	992,000	946,823
3.88%, 02/15/2031 (C)	962,000	921,731
4.00%, 11/15/2029 (C)	184,000	179,768
Oracle Corp.
4.45%, 09/26/2030	265,000	264,870
4.80%, 09/26/2032	536,000	536,645
5.20%, 09/26/2035	263,000	264,448
5.95%, 09/26/2055	251,000	250,228
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Synopsys, Inc.
5.00%, 04/01/2032	$ 542,000	$ 553,868
		5,217,552
Total Corporate Debt Securities (Cost $100,531,767)		102,722,650
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
BAMLL Re-REMICS Trust
1.05% (E), 11/27/2048 (C)	155,000	150,913
1.12% (E), 11/27/2048 (C)	130,000	126,971
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	8,471,402	7,379,978
3.00%, 05/01/2031 - 06/01/2052	1,461,215	1,356,388
3.50%, 07/01/2046 - 06/01/2052	706,688	656,471
4.00%, 03/01/2047 - 03/01/2050	989,511	950,954
4.50%, 03/01/2048 - 03/01/2052	1,401,524	1,372,711
5.00%, 09/01/2048 - 06/01/2053	1,307,333	1,308,155
5.50%, 09/01/2052 - 12/01/2054	2,669,181	2,712,663
6.00%, 04/01/2040 - 04/01/2054	2,245,084	2,326,224
6.50%, 11/01/2053	553,823	588,714
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%,
5.21% (E), 11/25/2041 (C)	109,340	109,273
1-Month SOFR Average + 0.95%,
5.31% (E), 12/25/2041 (C)	534,603	534,769
1-Month SOFR Average + 1.05%,
5.41% (E), 01/25/2045 (C)	255,247	255,089
1-Month SOFR Average + 1.10%,
5.47% (E), 09/25/2045 (C)	175,000	175,109
1-Month SOFR Average + 1.15%,
5.51% (E), 02/25/2045 (C)	612,700	612,698
1-Month SOFR Average + 1.20%,
5.56% (E), 05/25/2045 (C)	151,841	152,043
1-Month SOFR Average + 1.30%,
5.66% (E), 02/25/2042 (C)	53,711	53,711
1-Month SOFR Average + 1.50%,
5.86% (E), 10/25/2041 (C)	165,087	165,526
1-Month SOFR Average + 1.85%,
6.21% (E), 11/25/2043 (C)	221,985	223,298
1-Month SOFR Average + 2.00%,
6.36% (E), 06/25/2043 (C)	22,298	22,397
1-Month SOFR Average + 2.10%,
6.45% (E), 04/25/2043 (C)	164,205	166,459
6.46% (E), 09/25/2041 (C)	194,114	195,145
1-Month SOFR Average + 2.30%,
6.66% (E), 08/25/2042 (C)	157,194	159,529
1-Month SOFR Average + 2.35%,
6.71% (E), 12/25/2041 (C)	258,132	260,713
Federal National Mortgage Association
2.00%, 07/01/2051	203,658	165,370
2.50%, 11/01/2034 - 03/01/2062	16,583,859	14,184,039
3.00%, 10/01/2034 - 06/01/2057	4,794,876	4,273,445
3.50%, 08/01/2047 - 08/01/2056	5,314,143	4,927,684
4.00%, 05/01/2045 - 05/01/2052	906,502	871,266
4.50%, 11/01/2042 - 08/01/2053	2,806,374	2,747,803
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 07/01/2044 - 08/01/2053	$ 994,713	$ 999,736
5.50%, 06/01/2053 - 03/01/2054	1,873,668	1,919,259
6.00%, 02/01/2037 - 04/01/2054	1,074,487	1,119,620
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.10%,
5.46% (E), 01/25/2045 (C)	129,173	129,213
1-Month SOFR Average + 1.15%,
5.51% (E), 03/25/2044 - 02/25/2045 (C)	386,092	386,136
1-Month SOFR Average + 1.20%,
5.56% (E), 07/25/2045 (C)	338,398	339,425
1-Month SOFR Average + 1.50%,
5.86% (E), 10/25/2043 (C)	223,246	223,455
1-Month SOFR Average + 1.65%,
6.01% (E), 12/25/2041 (C)	496,000	498,247
1-Month SOFR Average + 1.70%,
6.06% (E), 07/25/2043 (C)	260,432	261,244
1-Month SOFR Average + 2.00%,
6.36% (E), 11/25/2041 (C)	1,348,574	1,364,798
1-Month SOFR Average + 2.30%,
6.66% (E), 05/25/2043 (C)	385,453	393,405
1-Month SOFR Average + 3.00%,
7.36% (E), 01/25/2042 - 04/25/2042 (C)	903,000	923,759
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	851,607	768,178
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,458,279	2,107,869
3.00%, 11/20/2046 - 08/20/2051	4,612,089	4,135,368
3.50%, 05/20/2049	1,444,289	1,329,912
4.00%, 01/15/2045 - 05/20/2048	1,117,392	1,071,811
4.50%, 08/15/2046 - 05/20/2048	571,190	562,965
5.00%, 08/20/2048	142,733	144,647
Seasoned Loans Structured Transaction Trust
4.75% (E), 09/25/2060 (C)	93,619	92,919
Uniform Mortgage-Backed Security, TBA
5.00%, 10/01/2055 (B)	1,233,000	1,222,713
5.50%, 10/01/2054 (B)	969,000	976,983
Total U.S. Government Agency Obligations (Cost $71,658,444)		70,157,170
U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury - 7.9%
U.S. Treasury Bonds
4.75%, 05/15/2055	33,334,700	33,438,871
4.88%, 08/15/2045	21,966,000	22,456,803
U.S. Treasury Notes
3.63%, 09/30/2030	10,541,000	10,487,472
3.88%, 09/30/2032	319,000	317,953
4.25%, 08/15/2035	2,569,900	2,590,780
Total U.S. Government Obligations (Cost $68,179,092)		69,291,879
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 5.40% (E), 09/15/2034 (C)	$ 592,515	$ 588,071
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70% , 11/25/2069 (C)	269,653	271,403
ALA Trust
Series 2025-OANA, Class A, 1-Month Term SOFR + 1.74%, 5.89% (E), 06/15/2040 (C)	1,333,000	1,339,665
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (E), 10/25/2049 (C)	25,348	25,059
Series 2019-6, Class A1, 2.62% (E), 11/25/2059 (C)	22,549	22,201
Series 2020-3, Class A2, 2.41% (E), 04/25/2065 (C)	88,581	85,434
Series 2024-5, Class A1, 4.95% (E), 07/25/2068 (C)	855,519	851,879
Series 2025-6, Class A1, 5.52% (E), 04/25/2070 (C)	573,815	578,797
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (E), 07/27/2050 (C)	328,000	277,392
Series 2024-FRR3, Class E, 0.49% (E), 01/27/2050 (C)	380,014	340,090
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (E), 11/25/2051 (C)	583,047	540,552
Series 2022-2, Class A1, 3.00% (E), 12/25/2051 (C)	430,192	371,961
BPR Trust
Series 2023-BRK2, Class A, 7.15% (E), 10/05/2038 (C)	831,000	873,617
Series 2024-PMDW, Class A, 5.36% (E), 11/05/2041 (C)	1,191,755	1,213,294
Series 2024-PMDW, Class D, 5.85% (E), 11/05/2041 (C)	391,000	385,077
BX Commercial Mortgage Trust
Series 2021-VOLT, Class B, 1-Month Term SOFR + 1.06%, 5.21% (E), 09/15/2036 (C)	710,151	707,932
Series 2021-VOLT, Class D, 1-Month Term SOFR + 1.76%, 5.91% (E), 09/15/2036 (C)	745,998	743,666
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.64% (E), 10/15/2041 (C)	939,997	941,465
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.74% (E), 08/15/2039 (C)	399,755	401,130
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 7.03% (E), 10/15/2041 (C)	1,070,787	1,076,476
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 5.44% (E), 12/15/2039 (C)	532,654	533,985
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.79% (E), 12/15/2039 (C)	$ 368,204	$ 369,240
Series 2024-VLT5, Class A, 5.59% (E), 11/13/2046 (C)	1,217,000	1,239,681
Series 2024-VLT5, Class B, 5.99% (E), 11/13/2046 (C)	281,000	288,608
Series 2024-VLT5, Class C, 6.40% (E), 11/13/2046 (C)	220,000	226,836
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.59% (E), 04/15/2040 (C)	431,279	432,087
BX Trust
Series 2019-OC11, Class B, 3.61% , 12/09/2041 (C)	173,000	164,892
Series 2019-OC11, Class C, 3.86% , 12/09/2041 (C)	481,000	457,788
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 5.07% (E), 02/15/2036 (C)	820,000	819,744
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 5.07% (E), 02/15/2036 (C)	737,035	736,574
Series 2022-FOX2, Class A2, 1-Month Term SOFR + 0.75%, 4.90% (E), 04/15/2039 (C)	486,203	485,444
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 5.64% (E), 06/15/2041 (C)	939,765	940,352
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 5.30% (E), 02/15/2035 (C)	861,000	859,117
Series 2025-GW, Class A, 1-Month Term SOFR + 1.60%, 5.75% (E), 07/15/2042 (C)	758,000	760,132
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 5.29% (E), 03/15/2030 (C)	1,090,746	1,088,360
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.54% (E), 03/15/2030 (C)	239,068	238,470
Series 2025-VLT7, Class A, 1-Month Term SOFR + 1.70%, 5.85% (E), 07/15/2044 (C)	1,589,000	1,592,973
BXHPP Trust
Series 2021-FILM, Class A, 1-Month Term SOFR + 0.76%, 4.91% (E), 08/15/2036 (C)	201,000	194,970
BXP Trust
Series 2017-GM, Class A, 3.38% , 06/13/2039 (C)	324,000	316,537
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 5.56% (E), 02/25/2050 (C)	583,349	575,826
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.51% (E), 04/27/2065 (C)	8,378	8,273
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.79% (E), 08/15/2041 (C)	$ 632,000	$ 631,499
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 6.44% (E), 08/15/2041 (C)	465,108	465,843
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.48% (E), 05/10/2046 (C)	263,256	264,917
EFMT
Series 2025-CES1, Class A1A, 5.73% (E), 01/25/2060 (C)	148,835	150,625
Extended Stay America Trust
Series 2021-ESH, Class A, 1-Month Term SOFR + 1.19%, 5.34% (E), 07/15/2038 (C)	361,765	361,765
Series 2025-ESH, Class A, 1-Month Term SOFR + 1.30%, 5.45% (E), 10/15/2042 (B)(C)	531,000	531,996
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50% , 02/25/2075 (C)	343,460	331,930
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (E), 12/30/2051 (C)	1,158,892	1,000,632
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.82% (E), 11/25/2028 (C)	187,000	174,497
GCAT Trust
Series 2023-INV1, Class A1, 6.00% (E), 08/25/2053 (C)	702,802	712,410
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.79% (E), 11/25/2041 (C)	1,159,000	1,160,642
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 5.84% (E), 05/15/2041 (C)	1,141,000	1,143,139
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (E), 09/25/2039 (C)	424,000	425,586
Series 2024-RTL1, Class A1, 7.12% (E), 07/25/2029 (C)	1,020,000	1,023,837
Series 2025-RRTL1, Class A1, 5.48% (E), 03/25/2040 (C)	675,000	678,421
Series 2025-RRTL2, Class A1, 5.24% (E), 09/25/2040 (C)	230,000	230,486
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15% , 08/05/2034 (C)	321,959	321,607
Series 2015-HB7, Class A7, 3.91% , 08/05/2034 (C)	33,585	33,556
JPMorgan Mortgage Trust
Series 2025-5MPR, Class A1D, 5.50% (E), 11/25/2055 (C)	299,371	300,588
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 5.45% (E), 03/15/2042 (C)	749,000	748,064
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LBA Trust
Series 2024-BOLT, Class A, 1-Month Term SOFR + 1.59%, 5.74% (E), 06/15/2039 (C)	$ 752,511	$ 753,452
LEX Mortgage Trust
Series 2024-BBG, Class A, 5.04% (E), 10/13/2033 (C)	215,000	216,285
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13% (E), 03/25/2029 (C)	249,645	251,854
Series 2024-RTL3, Class A1, 6.90% (E), 05/25/2029 (C)	311,653	315,265
Series 2024-RTL4, Class A1, 5.92% (E), 07/25/2039 (C)	920,061	926,135
Series 2025-RTL3, Class A1, 5.24% (E), 08/25/2040 (C)	260,000	260,692
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 5.36% (E), 03/15/2038 (C)	80,420	80,068
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 5.45% (E), 05/15/2039 (C)	886,000	861,635
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 5.94% (E), 05/15/2039 (C)	257,000	240,919
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (E), 08/25/2051 (C)	433,228	403,480
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (E), 10/25/2051 (C)	540,170	503,241
Series 2022-INV1, Class A2, 3.00% (E), 03/25/2052 (C)	290,933	250,650
Series 2024-SD1, Class A1, 4.00% (E), 04/25/2054 (C)	286,675	280,565
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 5.07% (E), 04/15/2038 (C)	165,974	165,974
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 5.62% (E), 04/15/2038 (C)	607,417	607,417
MIC Trust
Series 2023-MIC, Class A, 8.73% (E), 12/05/2038 (C)	584,328	632,873
Morgan Stanley Residential Mortgage Loan Trust
4.25% (E), 02/25/2065 (C)	320,000	312,393
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (E), 02/25/2058 (C)	70,417	69,701
Series 2024-NQM2, Class A1, 5.12% (E), 09/25/2064 (C)	483,034	483,725
Series 2024-RTL2, Class A1, 5.44% (E), 09/25/2039 (C)	343,000	345,048
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A, 1-Month Term SOFR + 1.39%, 5.54% (E), 10/15/2040 (B)(C)	654,000	652,320
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
NRTH Mortgage Trust
Series 2024-PARK, Class A, 1-Month Term SOFR + 1.64%, 5.79% (E), 03/15/2039 (C)	$ 1,390,000	$ 1,386,953
OBX Trust
Series 2022-INV1, Class A1, 3.00% (E), 12/25/2051 (C)	181,526	156,566
Series 2022-INV1, Class A18, 3.00% (E), 12/25/2051 (C)	480,939	412,857
OPEN Trust
Series 2023-AIR, Class C, 1-Month Term SOFR + 5.24%, 9.39% (E), 11/15/2040 (C)	165,551	165,655
PRET Trust
Series 2025-RPL1, Class A1, 4.00% (E), 07/25/2069 (C)	430,817	418,240
Series 2025-RPL2, Class A1, 4.00% (E), 08/25/2064 (C)	451,639	437,371
PRPM LLC
Series 2024-RCF2, Class A1, 3.75% (E), 03/25/2054 (C)	194,958	190,920
Series 2025-RCF4, Class A1, 4.50% (E), 08/25/2055 (C)	302,119	299,069
Series 2025-RPL4, Class A1, 3.00% (E), 05/25/2055 (C)	579,388	548,266
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (E), 07/25/2051 (C)	389,194	359,703
Series 2023-CES1, Class A1A, 6.52% (E), 06/25/2043 (C)	168,611	169,705
Series 2024-CES5, Class A1A, 5.85% (E), 08/25/2044 (C)	655,563	662,499
Series 2024-CES7, Class A1A, 5.16% (E), 10/25/2044 (C)	792,970	794,860
Series 2024-CES9, Class A1A, 5.58% (E), 12/25/2044 (C)	421,668	426,147
Series 2025-CES1, Class A1A, 5.65% (E), 01/25/2045 (C)	87,982	89,010
Series 2025-CES2, Class A1A, 5.50% (E), 02/25/2055 (C)	514,319	518,950
Series 2025-CES3, Class A1A, 5.55% (E), 03/25/2055 (C)	228,240	230,928
Series 2025-CES6, Class A1A, 5.47% (E), 06/25/2055 (C)	212,673	214,802
Series 2025-CES8, Class A1A, 5.15% (E), 08/25/2055 (C)	516,810	519,738
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (E), 03/25/2054 (C)	241,165	243,716
Series 2024-FIG5, Class A, 6.26% (E), 04/25/2054 (C)	335,498	343,193
Series 2024-RTL6, Class A1, 7.44% (E), 07/25/2030 (C)	775,000	780,077
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, 1-Month Term SOFR + 1.54%, 5.69% (E), 11/15/2034 (C)	993,000	991,138
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (E), 05/25/2043 (C)	$ 88,696	$ 77,841
Series 2020-2, Class A19, 3.50% (E), 03/25/2050 (C)	39,693	35,533
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 5.15% (E), 01/15/2039 (C)	451,000	450,436
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.00% (E), 11/15/2038 (C)	83,884	83,806
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 5.44% (E), 04/15/2042 (C)	284,000	283,240
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (E), 02/25/2040 (C)	260,000	261,714
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.80% (E), 12/10/2033 (C)	924,755	976,398
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (E), 08/25/2051 (C)	530,662	493,358
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 5.17% (E), 07/15/2039 (C)	425,000	415,470
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.36%, 5.52% (E), 02/15/2040 (C)	83,746	83,536
Series 2025-VTT, Class A, 5.27% (E), 03/15/2038 (C)	1,014,000	1,017,839
Total Mortgage-Backed Securities (Cost $57,875,407)		57,810,316
ASSET-BACKED SECURITIES - 5.8%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R, 3-Month Term SOFR + 1.28%, 5.56% (E), 10/21/2038 (C)	1,267,000	1,272,119
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (C)	90,474	83,860
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028 (C)	4,029	4,029
Bain Capital Credit CLO Ltd.
Series 2023-3A, Class A1R, 3-Month Term SOFR + 1.31%, 5.51% (E), 10/24/2038 (C)	1,747,000	1,754,861
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.91% (E), 07/20/2037 (C)	250,000	250,249
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 5.55% (E), 01/20/2035 (C)	$ 895,249	$ 894,493
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B, 1-Month SOFR Average + 1.70%, 6.03% (E), 07/27/2048 (C)	250,000	250,000
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A, 3-Month Term SOFR + 1.27%, 0.00% (E), 10/20/2038 (B)(C)	1,006,000	1,006,434
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.71% (E), 07/15/2037 (C)	1,283,000	1,288,848
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.88% (E), 10/17/2037 (C)	1,284,000	1,287,684
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.32%, 5.64% (E), 07/20/2038 (C)	1,132,000	1,138,005
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month Term SOFR + 1.44%, 5.77% (E), 01/20/2035 (C)	1,210,000	1,210,445
Series 2019-11RA, Class B, 3-Month Term SOFR + 2.01%, 6.34% (E), 01/20/2035 (C)	308,466	308,711
CBAMR Ltd.
Series 2018-5A, Class A1R, 3-Month Term SOFR + 1.34%, 5.45% (E), 10/17/2038 (C)	588,000	590,109
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (C)	438,908	376,997
Series 2020-1, Class B1, 2.28%, 07/15/2060 (C)	89,945	62,660
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (C)	774,861	645,086
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (C)	199,207	153,891
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (C)	721,779	697,661
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (C)	2,055,126	1,967,692
CIFC Funding Ltd.
Series 2019-7A, Class A1R, 3-Month Term SOFR + 1.28%, 5.37% (E), 10/19/2038 (C)	829,000	831,564
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1, 5.32%, 05/25/2050 (C)	1,329,000	1,345,616
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (C)	731,000	746,538
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (C)	455,000	467,385
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (E), 09/25/2060 (C)	440,000	439,186
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (C)	$ 113,176	$ 114,202
CRB Securitization Trust
Series 2023-1, Class A, 6.96%, 10/20/2033 (C)	7,016	7,027
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 5.88% (E), 10/15/2036 (C)	594,000	594,881
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B, 5.45%, 04/20/2048 (C)	157,090	154,189
Series 2023-2A, Class A2, 5.56%, 11/20/2048 (C)	173,519	175,434
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (C)	372,724	368,785
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (C)	135,000	132,739
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (C)	1,339,000	1,300,631
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (C)	167,425	165,510
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (C)	821,000	787,385
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2, 3-Month Term SOFR + 1.30%, 5.56% (E), 07/20/2038 (C)	766,000	767,906
FIGRE Trust
Series 2024-HE1, Class A, 6.17% (E), 03/25/2054 (C)	328,945	336,222
Series 2024-HE2, Class A, 6.38% (E), 05/25/2054 (C)	287,467	294,833
Series 2024-HE3, Class A, 5.94% (E), 07/25/2054 (C)	197,799	201,678
Series 2024-HE4, Class A, 5.06% (E), 09/25/2054 (C)	328,978	330,183
Series 2025-HE2, Class A, 5.78% (E), 03/25/2055 (C)	391,862	397,222
Series 2025-HE3, Class A, 5.56% (E), 05/25/2055 (C)	429,482	434,772
Series 2025-HE4, Class A, 5.41% (E), 07/25/2055 (C)	261,139	263,093
Series 2025-HE5, Class A, 5.29% (E), 08/25/2055 (C)	292,836	293,942
GoldenTree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A, Class AR, 3-Month Term SOFR + 1.28%, 5.61% (E), 01/20/2039 (C)	950,000	952,326
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 6.06% (E), 03/01/2028 (C)	287,000	287,558
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18% (E), 09/25/2055 (C)	602,000	602,006
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (C)	$ 103,027	$ 104,458
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (C)(F)	439,000	438,173
M&T Equipment Notes
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (C)	148,716	149,750
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R, 3-Month Term SOFR + 1.36%, 5.69% (E), 07/18/2037 (C)	1,367,389	1,370,293
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2, 3-Month Term SOFR + 1.30%, 5.62% (E), 07/16/2038 (C)	850,000	853,162
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1, 3-Month Term SOFR + 1.30%, 5.26% (E), 10/17/2038 (C)	872,000	875,910
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.92% (E), 10/16/2037 (C)	435,000	435,482
Magnetite 50 Ltd.
Series 2025-50A, Class A1, 3-Month Term SOFR + 1.28%, 5.59% (E), 07/25/2038 (C)	652,000	654,563
Marlette Funding Trust
Series 2023-2A, Class B, 6.54%, 06/15/2033 (C)	10,401	10,406
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A, 3-Month Term SOFR + 1.31%, 5.64% (E), 07/20/2039 (C)	788,611	790,259
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (C)	353,000	234,444
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (E), 11/25/2031 (C)	423,252	430,480
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (C)	85,148	84,843
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (C)	176,577	173,752
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (C)	615,559	587,680
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.90% (E), 07/20/2037 (C)	337,764	338,171
	Principal	Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd. (continued)
Series 2020-8RA, Class AR, 3-Month Term SOFR + 1.25%, 5.57% (E), 10/17/2036 (C)	$ 895,249	$ 895,249
Series 2025-44A, Class A, 3-Month Term SOFR + 1.30%, 5.56% (E), 10/24/2038 (C)	455,000	455,822
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, 3-Month Term SOFR + 1.28%, 5.54% (E), 07/19/2038 (C)	812,000	814,030
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.91% (E), 10/19/2037 (C)	630,000	632,665
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (C)	1,601,000	1,635,177
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/2055 (C)	840,000	837,087
RCKT Mortgage Trust
Series 2024-CES1, Class A1A, 6.03% (E), 02/25/2044 (C)	349,047	352,583
Series 2024-CES2, Class A1A, 6.14% (E), 04/25/2044 (C)	764,996	774,207
Series 2024-CES6, Class A1A, 5.34% (E), 09/25/2044 (C)	508,327	510,085
Series 2025-CES7, Class A1A, 5.38% (E), 07/25/2055 (C)	203,652	205,514
Series 2025-CES9, Class A1A, 4.80% (E), 09/25/2055 (C)	352,000	351,897
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month Term SOFR + 1.41%, 5.74% (E), 01/20/2035 (C)	952,000	951,999
Series 2021-4A, Class B, 3-Month Term SOFR + 1.96%, 6.29% (E), 01/20/2035 (C)	264,465	264,959
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (E), 08/25/2053 (C)	835,653	861,913
Series 2023-FIG4, Class A, 6.72% (E), 11/25/2053 (C)	442,946	458,872
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2, 5.59%, 08/16/2032 (C)	47,739	47,982
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.71% (E), 07/21/2037 (C)	957,000	960,148
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (C)	205,343	189,784
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.70% (E), 10/21/2037 (C)	934,000	937,492
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (C)	1,953,558	1,902,239
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (C)	$ 596,000	$ 564,515
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.88% (E), 07/20/2037 (C)	386,336	386,561
Wendy's Funding LLC
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (C)	132,991	123,508
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (C)	353,315	316,638
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (C)	39,891	39,500
Total Asset-Backed Securities (Cost $50,949,132)		51,038,899
LOAN ASSIGNMENTS - 0.8%
Aerospace & Defense - 0.1%
TransDigm, Inc. Term Loan M, 6.66% (E), 08/19/2032 (B)	674,000	673,337
Building Products - 0.2%
EMRLD Borrower LP
Term Loan B, 6-Month Term SOFR + 2.25%, 6.12% (E), 08/04/2031 (B)	1,590,734	1,583,899
Term Loan B, 6.45% (E), 05/31/2030	291,803	290,813
		1,874,712
Commercial Services & Supplies - 0.0% *
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.99% (E), 10/16/2031	476,400	478,487
Electric Utilities - 0.2%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.16% (E), 09/30/2031	553,410	552,546
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.25% (E), 08/18/2031	1,054,350	1,052,843
		1,605,389
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.00%, 6.16% (E), 10/23/2028	$ 918,063	$ 918,007
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan, 3-Month Term SOFR + 1.75%, 5.75% (E), 04/10/2031	1,507,394	1,500,903
Total Loan Assignments (Cost $7,051,471)		7,050,835

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (G)	2,662,025	2,662,025
Total Other Investment Company (Cost $2,662,025)		2,662,025

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.65% (G), dated 09/30/2025, to be repurchased at $10,617,749 on 10/01/2025. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $10,829,763.	$ 10,617,262	10,617,262
Total Repurchase Agreement (Cost $10,617,262)		10,617,262
Total Investments (Cost $664,849,774)		883,747,373
Net Other Assets (Liabilities) - (1.0)%		(8,910,266)
Net Assets - 100.0%		$ 874,837,107
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$512,396,337	$—	$—	$512,396,337
Corporate Debt Securities	—	102,722,650	—	102,722,650
U.S. Government Agency Obligations	—	70,157,170	—	70,157,170
U.S. Government Obligations	—	69,291,879	—	69,291,879
Mortgage-Backed Securities	—	57,810,316	—	57,810,316
Asset-Backed Securities	—	51,038,899	—	51,038,899
Loan Assignments	—	7,050,835	—	7,050,835
Other Investment Company	2,662,025	—	—	2,662,025
Repurchase Agreement	—	10,617,262	—	10,617,262
Total Investments	$515,058,362	$368,689,011	$—	$883,747,373
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $149,416,786, representing 17.1% of the Portfolio's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $2,646,748, collateralized by cash collateral of $2,662,025 and non-cash collateral, such as U.S. government securities of $40,608. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Asset-Backed Securities	Libra Solutions LLC, Series 2024-1A 5.88%, 09/30/2038	09/24/2024	$438,931	$438,173	0.1%

(G)	Rate disclosed reflects the yield at September 30, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust